Property, Plant and Equipment (Tables)	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2025 (Unaudited)	March 31, 2025

Machinery	$757,279	$742,909
Vehicles	82,127	80,568
Electric equipment	146,097	143,325
Office equipment	77,985	76,505
Leasehold improvement	1,589,934	1,559,764
Total property plant and equipment, at cost	2,653,422	2,603,071
Less: accumulated depreciation	(2,095,631)	(2,027,478)
Less: impairment provision	(404,712)	(397,032)
Total property, plant and equipment, net	$153,079	$178,561